ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Nov. 25, 2013
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income	€ 110	[1]			€ 69
Amounts due to re-insurers	56	[1]			31
Income and other taxes payable	67	[1]			76
Accounts payable	244	[1]			230
Payroll related accruals	17	[1]			34
Accrued interest and commissions	2	[1]			5
Deferred tax liability	22	[1]			17
Amounts due to third-parties under collection agreements	16	[1]			5
Pension liability	268	[1]			269
Dividends payable	0	[1]			1
Amounts due to government agencies	168	[1]			205
Liabilities relating to deposit administration funds (DAF)	177	[1]			205
Checks and credit card transactions under settlement	128	[1]			142
Sale of Real Estate accounted for as financing obligation	707	[1]			707
Other	347	[1]			312
Total	2,329	[1],[2]			2,308	$ 2,515
Financial Instruments Measured At Fair Value [Line Items]
Sale of Real Estate accounted for as financing obligation	707	[1]			707
Maximum number of FTEs			9,950	10,250
Other non-interest expense other provisions due to total FTEs decrease	€ 118
Amount paid according to VES implemented during the period					€ 110
Nbg Pangaea Sa [Member]
Financial Instruments Measured At Fair Value [Line Items]
Disposal of participations interest held in subsidiary							66.00%

[1]	Restated
[2]	Please see Note 43 for information regarding the restatement